Management Report - Risk and Capital Performance - Reconciliation of Shareholders Equity to Regulatory Capital (Detail) - Reconciliation of Shareholders Equity to Regulatory Capital [Member] - EUR (€)
€ in Millions
		Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Shareholders Equity to Regulatory Capital [Line Items]
Total shareholders equity per accounting balance sheet	[1]	€ 62,495	€ 63,174
Deconsolidation Consolidation of entities		(33)	(58)
thereof [Abstract]
Additional paid-in capital		(12)	(6)
Retained earnings		(150)	(228)
Accumulated other comprehensive income (loss), net of tax		130	176
Total shareholders' equity per regulatory balance sheet		62,462	63,116
Noncontrolling interest based on transitional rules	[1]	846	33
Accrual for dividend and AT1 coupons	[2]	(267)	0
Reversal of deconsolidation/consolidation of the position Accumulated other comprehensive income (loss), net of tax, during transitional period		0	(35)
Common Equity Tier 1 (CET 1) capital before regulatory adjustments		63,041	63,114
Additional value adjustments		(1,504)	(1,204)
Other prudential filters (other than additional value adjustments)		(329)	(74)
Regulatory adjustments relating to unrealized gains and losses pursuant to Art. 467 and 468 CRR		0	(144)
Goodwill and other intangible assets (net of related tax liabilities)		(8,566)	(6,715)
Deferred tax assets that rely on future profitability		(2,758)	(2,403)
Defined benefit pension fund assets		(1,111)	(900)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities		0	0
Other regulatory adjustments		(1,287)	(866)
Common Equity Tier 1 capital		€ 47,486	€ 50,808

[1]	Our IPO of DWS led to a EUR 0.9 billion CET 1 contribution which is reflected in the Total shareholders equity per accounting balance sheet at EUR 0.1 billion and Minority interests at EUR 0.8 billion.
[2]	No interim profits to be recognized as per ECB Decision (EU) 2015/656 in accordance with the Article26(2) of Regulation (EU) No575/2013 (ECB/2015/4).